SCHEDULE OF INFORMATION ABOUT OTHER RECEIVABLES AND PREPAYMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Receivables And Prepayments
Prepaid expense and prepayments	¥ 13,269	¥ 20,264
Security deposit	109	105
Other receivable	5,802	412
Other receivables and prepayments	¥ 19,180	¥ 20,781